Fees Summary	May 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 574,999,980
Previously Paid Amount	0
Total Fee Amount	51,391.3
Total Offset Amount	0
Net Fee	$ 51,391.3